T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value			Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

AUSTRALIA 0.3%				CAYMAN ISLANDS 0.2%

Common Stocks 0.3%				Convertible Preferred Stocks 0.2%
South32	636,013	702		ByteDance, Series E, Acquisition
			Date:	7/8/19, Cost: $293
Total Australia			(USD)	(1)(3)(4)	5,954	406
(Cost $783)		702
				Total Cayman Islands
AUSTRIA 0.9%				(Cost $294)		406

Common Stocks 0.9%				CHINA 7.9%

Erste Group Bank	102,147	1,870		Common Stocks 5.5%
Total Austria				58. com, ADR (USD) (1)	31,282	1,524
(Cost $3,194)		1,870		Alibaba Group Holding, ADR
			(USD)	(1)	30,200	5,873
BELGIUM 0.6%				China Mengniu Dairy (HKD)	358,000	1,235
				Tencent Holdings (HKD)	69,100	3,416
Common Stocks 0.6%
Galapagos (1)	7,191	1,412				12,048
Total Belgium				Common Stocks - China A Shares 2.2%
(Cost $798)		1,412		BTG Hotels Group, A Shares
				(CNH)	319,091	598
				Gree Electric Appliances of
BRAZIL 1.0%				Zhuhai, A Shares (CNH)	263,300	1,916
				Kweichow Moutai, A Shares
Common Stocks 1.0%				(CNH)	14,970	2,324
Banco Bradesco, ADR (USD)	275,774	1,120
StoneCo, Class A (USD) (1)(2)	24,503	533				4,838
XP, Class A (USD) (1)	27,292	527		Convertible Preferred Stocks 0.2%
Total Brazil				Xiaoju Kuaizhi, Series A-17,
(Cost $3,033)		2,180		Acquisition Date: 10/19/15,
				Cost: $343 (USD) (1)(3)(4)	12,518	472

CANADA 1.4%						472
				Total China
Common Stocks 1.4%				(Cost $8,396)		17,358
Magna International (USD)	53,043	1,693
Seven Generations Energy,
Class A (1)	377,571	416
TMX Group	13,009	969
Total Canada
(Cost $6,871)		3,078

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

FRANCE 6.9%			Maruti Suzuki India	17,339	978
			NTPC	2,059,691	2,285

Common Stocks 6.9%			Total India
Air Liquide	14,025	1,790	(Cost $8,128)		8,441
Airbus	20,618	1,330
Dassault Aviation	2,741	2,251	INDONESIA 1.7%
EssilorLuxottica	25,751	2,726
LVMH Moet Hennessy Louis			Common Stocks 1.7%
Vuitton	1,809	663	Bank Central Asia	1,551,500	2,614
Thales (5)	75,321	6,238	Sarana Menara Nusantara	28,920,300	1,194
Ubisoft Entertainment (1)(5)	1,900	139	Total Indonesia
Total France			(Cost $2,149)		3,808
(Cost $17,049)		15,137
			ITALY 0.8%
GERMANY 4.7%
			Common Stocks 0.8%
Common Stocks 4.6%			Banca Mediolanum	153,468	770
Bayer	51,792	2,967	DiaSorin	6,727	887
Evotec (1)(2)	35,006	760
Knorr-Bremse	12,740	1,120	Total Italy
			(Cost $1,774)		1,657
SAP	26,536	2,963
TeamViewer (1)	42,539	1,730
Zalando (1)	14,737	555	JAPAN 15.2%

		10,095	Common Stocks 15.2%
Preferred Stocks 0.1%			Daiichi Sankyo	15,600	1,071
Sartorius (6)	1,330	318	Disco	5,500	1,070
			en-japan	21,800	405
		318	Fujitsu General	102,300	1,841
Total Germany			Hoshizaki	10,700	801
(Cost $10,830)		10,413	Kansai Paint	36,500	692
			Kao	10,000	815
HONG KONG 2.5%			Mitsubishi Electric	120,300	1,470
			Murata Manufacturing	50,500	2,511
Common Stocks 2.5%			Nippon Telegraph & Telephone	190,300	4,551
AIA Group	469,200	4,202	Otsuka Holdings	66,000	2,575
CK Hutchison Holdings	180,384	1,202	Outsourcing	112,600	486
			Pan Pacific International
Total Hong Kong			Holdings	64,600	1,223
(Cost $3,186)		5,404	Persol Holdings	116,400	1,165
			Seven & i Holdings	84,500	2,791
INDIA 3.9%			Stanley Electric	59,900	1,176
			Suzuki Motor	22,400	533
Common Stocks 3.9%			Takeda Pharmaceutical	151,832	4,623
Axis Bank	322,669	1,611	Terumo	36,100	1,237
Housing Development Finance	166,067	3,567

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Z Holdings	706,400	2,252	Jeronimo Martins	174,445	3,149
Total Japan			Total Portugal
(Cost $33,548)		33,288	(Cost $6,917)		6,327

NETHERLANDS 9.4%			RUSSIA 0.1%

Common Stocks 9.4%			Common Stocks 0.1%
Adyen (1)	582	497	Sberbank of Russia, ADR (USD)	24,088	227
Akzo Nobel	11,871	781	Total Russia
ASML Holding (5)	12,340	3,253	(Cost $219)		227
Koninklijke Philips	124,780	5,123
NXP Semiconductors (USD) (5)	48,726	4,041	SAUDI ARABIA 0.3%
Prosus (1)	55,141	3,861
Unilever	60,729	2,985	Common Stocks 0.3%
Total Netherlands			Al Rajhi Bank	44,036	631
(Cost $18,091)		20,541
			Total Saudi Arabia
			(Cost $644)		631
PERU 0.7%

Common Stocks 0.7%			SOUTH AFRICA 2.7%
Credicorp (USD)	11,475	1,642	Common Stocks 2.7%
Total Peru			FirstRand	313,366	703
(Cost $2,101)		1,642	Naspers, N Shares	36,314	5,161
			Total South Africa
PHILIPPINES 0.4%			(Cost $8,295)		5,864

Common Stocks 0.4%			SOUTH KOREA 4.9%
SM Investments	52,455	839
Total Philippines			Common Stocks 4.9%
(Cost $852)		839	LG Household & Health Care	1,458	1,335
			NAVER	35,517	4,938
POLAND 0.6%			Samsung Electronics	116,548	4,532
			Total South Korea
Common Stocks 0.6%			(Cost $7,566)		10,805
Powszechny Zaklad
Ubezpieczen	169,555	1,274	SPAIN 0.5%
Total Poland
(Cost $1,712)		1,274	Common Stocks 0.5%
			Amadeus IT Group, A Shares	25,756	1,212
PORTUGAL 2.9%			Total Spain
			(Cost $902)		1,212
Common Stocks 2.9%
Galp Energia	277,940	3,178

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value			Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

SWEDEN 3.1%				UNITED KINGDOM 5.9%

Common Stocks 3.1%				Common Stocks 5.7%
Essity, B Shares	153,865	4,713		Amcor, CDI (AUD)	366,719	2,936
Hexagon, B Shares	19,127	809		British American Tobacco	13,479	459
Swedbank, A Shares (2)	124,649	1,375		Burberry Group	53,942	877
Total Sweden				Farfetch, Class A (USD) (1)(2)	51,101	404
(Cost $5,563)		6,897		Hiscox	100,804	1,148
				HomeServe	101,659	1,324
SWITZERLAND 8.1%				Johnson Matthey	24,261	534
				LivaNova (USD) (1)	5,830	264
Common Stocks 8.1%				London Stock Exchange Group	34,537	3,089
				Smith & Nephew	88,474	1,559
Alcon (1)	29,253	1,499
dormakaba Holding	1,548	685				12,594
Julius Baer Group	65,455	2,193		Convertible Preferred Stocks 0.2%
Lonza Group (5)	10,944	4,501
Nestle	49,004	5,016		Roofoods, Series G, Acquisition
			Date:	5/16/19, Cost: $567
Roche Holding	8,554	2,752	(USD)	(1)(3)(4)	1,358	420
Temenos	7,793	1,016
						420
Total Switzerland
(Cost $14,160)		17,662		Total United Kingdom
				(Cost $13,528)		13,014

TAIWAN 2.4%
				UNITED STATES 6.0%
Common Stocks 2.4%
Taiwan Semiconductor				Common Stocks 6.0%
Manufacturing	576,000	5,185		Booking Holdings (1)	1,628	2,190
				Liberty Latin America, Class C
Total Taiwan				(1)	81,014	831
(Cost $1,566)		5,185	Linde	(EUR) (2)	16,658	2,889
				Philip Morris International	54,976	4,011
THAILAND 0.8%				Visa, Class A (2)	7,966	1,284
				Waste Connections	23,745	1,840
Common Stocks 0.8%
				Total United States
CP ALL	905,900	1,682		(Cost $12,192)		13,045
Total Thailand
(Cost $1,245)		1,682	SHORT	-TERM INVESTMENTS 1.4%

UNITED ARAB EMIRATES 1.2%				MONEY MARKET FUNDS 1.4%
				T. Rowe Price Government Reserve
Common Stocks 1.2%				Fund,
First Abu Dhabi Bank	428,423	1,105		0.95% (7)(8)	3,110,051	3,110
Network International Holdings				Total Short-Term Investments
(GBP) (1)	300,753	1,462		(Cost $3,110)		3,110
Total United Arab Emirates
(Cost $3,155)		2,567
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SECURITIES LENDING COLLATERAL 2.1%			Total Investments in a Pooled Account through
			Securities Lending Program with JPMorgan

Investments in a Pooled Account through Securities Lending			Chase Bank	4,572
Program with JPMorgan Chase Bank 2.1%			Total Securities Lending Collateral
			(Cost $4,572)	4,572
Short-Term Funds 2.1%
T. Rowe Price Short-Term Fund,
1.28% (7)(8)	457,234	4,572	Total Investments in Securities 101.5%
			(Cost $206,423)	$222,250
			Other Assets Less Liabilities (1.5)%	(3,342)
			Net Assets 100%	$218,908

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,298 and represents 0.6% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2020.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	Seven-day yield
(8)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CNH	Offshore China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
OTC	Over-the-counter
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%

OTC Options Written (0.0)%

			Notional
Counterparty	Description	Contracts	Amount	$ Value

	ASML Holding, Call, 4/17/20 @
Goldman Sachs	300.00 (EUR)	14	335	(1)
	Lonza Group, Call, 4/17/20 @ 430.00
Goldman Sachs	(CHF)	3	119	(2)
	NXP Semiconductors, Call, 7/17/20 @
JPMorgan Chase	$145.00	53	439	(3)
	NXP Semiconductors, Call, 1/15/21 @
JPMorgan Chase	$150.00	29	240	(2)
Goldman Sachs	Thales, Call, 4/17/20 @ 78.00 (EUR)	27	203	(7)
	Ubisoft Entertainment, Call, 4/17/20 @
JPMorgan Chase	78.00 (EUR)	19	126	(1)
Total Options Written (Premiums $(70))				$(16)

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

						Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Citibank	4/15/20	USD	1,314	JPY	135,454$	53
Net unrealized gain (loss) on open forward currency
exchange contracts						$53

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$16
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$16+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government Reserve Fund	$3,933		¤	¤ $	3,110
T. Rowe Price Short-Term Fund	3,538		¤	¤	4,572
					$7,682^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $16 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,682.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in
Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$27,777$	185,175$	— $	212,952
Convertible Preferred Stocks		—	—	1,298	1,298
Preferred Stocks		—	318	—	318
Short-Term Investments		3,110	—	—	3,110
Securities Lending Collateral		4,572	—	—	4,572
Total Securities		35,459	185,493	1,298	222,250
Forward Currency Exchange Contracts		—	53	—	53
Total		$35,459$	185,546$	1,298$	222,303
Liabilities
Options Written	$	— $	16$	— $	16

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(201,000) for the period ended March 31, 2020.

($000 s)
	Beginning Balance	Gain (Loss) During	Ending Balance
	1/1/20	Period	3/31/20
Investment in Securities

Convertible Preferred Stocks	$1,499	$(201)	$1,298